Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Governance, Compensation, and Nominating Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. To date, the Company has not granted any equity awards under the 2025 Plan.

During the year ended December 31, 2025, none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports.

Award Timing Method

During the year ended December 31, 2025, none of our named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material nonpublic information and ending one business day after the filing or furnishing of such reports.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

The Governance, Compensation, and Nominating Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. To date, the Company has not granted any equity awards under the 2025 Plan.

MNPI Disclosure Timed for Compensation Value	false